Commitments and Contingencies - Schedule of Future Minimum Capital Leases (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
2018	$ 932
2019	965
2020	535
2021	9
Total payments	2,441
Less amount representing interest	(202)
Executory costs	(135)
Present value of future lease payments	2,104
Current portion	1,040	$ 1,000	$ 600
Net of current portion	$ 1,064	$ 1,300	$ 600